Organization and Principal Activities (Narrative) (Details) - VIEs and VIEs' Subsidiaries [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Amount payable by the VIEs and their subsidiaries to WOFEs related to the service fees	$ 0.0	$ 3.3	$ 0.1
Percentage of consolidated revenues VIEs contribute	38.40%	76.90%	78.60%
Percentage of consolidated total assets VIEs accounted for	30.90%	28.70%
Percentage of consolidated total liabilities VIEs accounted for	12.40%	17.20%
Percentage of Group's employees hired by VIEs and their subsidiaries	49.60%